Goodwill and Intangible Assets - Estimated future amortization expense of intangible assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Estimated future amortization expense of intangible assets
2022	$ 114,686	$ 90,138
2023	57,028	88,430
2024	9,559	23,239
Total	$ 210,371	$ 201,807